Stated Capital - Schedule of Stated Capital (Parenthetical) (Detail) $ / shares in Units, $ in Millions, R in Billions			12 Months Ended
	Feb. 12, 2020 USD ($) $ / shares shares	Feb. 12, 2020 ZAR (R) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Shares issued during the period | shares	41,431,635	41,431,635
Percentage of placing shares issued	5.00%	5.00%
Proceeds from placing	$ 249.0	R 3.7	$ 249.0	$ 0.0	$ 0.0
Investors price per share | $ / shares	$ 90.20
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares			41,431,635	0
Proceeds from placing | $			$ 249.0	$ 0.0
No Par Value Per Share | $ / shares	$ 0